Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 06, 2020
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adviser Series
Central Index Key	dei_EntityCentralIndexKey	0001707560
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 06, 2020
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A